Emerging Markets Local Income Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 1.8%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.6%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$8,471,270

Total Brazil			$8,471,270

Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$490,717

Total Mexico			$490,717

Peru — 0.9%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$6,654,739
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,799,325

Total Peru			$12,454,064

Uzbekistan — 0.2%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	34,000,000	$3,150,980

Total Uzbekistan			$3,150,980

Total Foreign Corporate Bonds (identified cost $29,353,968)			$24,567,031

Loan Participation Notes — 2.7%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 2.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(4)	UZS	159,708,000	$14,447,900
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(3)(4)	UZS	253,458,000	23,072,929

Total Uzbekistan			$37,520,829

Total Loan Participation Notes (identified cost $40,998,759)			$37,520,829

Sovereign Government Bonds — 71.5%

Security	Principal Amount (000’s omitted)		Value
Belarus — 0.3%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	3,868	$3,677,578

Total Belarus			$3,677,578

Security	Principal Amount (000’s omitted)		Value
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	65	$37,227
1.50%, 10/30/23	BAM	177	101,719
1.50%, 12/15/23	BAM	10	5,510
1.50%, 5/31/25	BAM	2,225	1,264,891
1.50%, 6/9/25	BAM	213	121,712
1.50%, 12/24/25	BAM	232	132,352
1.50%, 9/25/26	BAM	181	103,273
1.50%, 9/26/27	BAM	66	37,147

Total Bosnia and Herzegovina			$1,803,831

Brazil — 0.3%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$4,051,291

Total Brazil			$4,051,291

China — 7.3%
China Development Bank, 3.30%, 3/3/26	CNY	255,400	$41,212,760
China Government Bond:
2.68%, 5/21/30	CNY	289,240	45,011,951
3.53%, 10/18/51	CNY	93,820	15,409,698

Total China			$101,634,409

Colombia — 0.3%
Republic of Colombia, 2.625%, 3/15/23	USD	3,500	$3,522,890
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	943,083

Total Colombia			$4,465,973

Costa Rica — 0.5%
Costa Rica Government International Bond, 9.66%, 9/30/26(1)	CRC	4,136,100	$7,552,299

Total Costa Rica			$7,552,299

Czech Republic — 0.4%
Czech Republic Government Bond, 0.95%, 5/15/30(1)	CZK	140,000	$5,380,404

Total Czech Republic			$5,380,404

Dominican Republic — 0.5%
Dominican Republic:
5.875%, 4/18/24(1)	USD	3,300	$3,445,233
8.00%, 1/15/27(1)	DOP	29,410	480,225
8.90%, 2/15/23(1)	DOP	145,250	2,597,423

Total Dominican Republic			$6,522,881

Egypt — 7.4%
Egypt Government Bond:
14.06%, 1/12/26	EGP	296,986	$18,764,715
14.483%, 4/6/26	EGP	278,511	17,800,977
14.556%, 10/13/27	EGP	784,619	50,226,399
14.575%, 10/12/28	EGP	143,989	9,219,354
14.664%, 10/6/30	EGP	104,868	6,736,478

Total Egypt			$102,747,923

Honduras — 0.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	3,327	$3,401,891

Total Honduras			$3,401,891

Security	Principal Amount (000’s omitted)		Value
Indonesia — 8.3%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	557,231	$38,822,519
7.375%, 5/15/48	IDR	72,833,000	5,205,468
7.50%, 8/15/32	IDR	70,753,000	5,185,208
7.50%, 5/15/38	IDR	517,200,000	37,615,853
7.50%, 4/15/40	IDR	92,427,000	6,767,183
8.25%, 6/15/32	IDR	11,609,000	894,312
8.25%, 5/15/36	IDR	242,576,000	18,721,969
8.375%, 4/15/39	IDR	22,764,000	1,781,851
9.50%, 5/15/41	IDR	5,702,000	494,394

Total Indonesia			$115,488,757

Iraq — 0.1%
Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$1,728,793

Total Iraq			$1,728,793

Jordan — 0.1%
Jordan Government International Bond, 4.95%, 7/7/25(1)	USD	1,620	$1,664,097

Total Jordan			$1,664,097

Macedonia — 0.3%
North Macedonia Government International Bond, 5.625%, 7/26/23(1)	EUR	3,277	$3,903,702

Total Macedonia			$3,903,702

Malaysia — 3.5%
Malaysia Government Bond:
3.733%, 6/15/28	MYR	81,500	$19,694,927
3.757%, 5/22/40	MYR	50,500	11,299,067
3.828%, 7/5/34	MYR	28,100	6,581,967
4.254%, 5/31/35	MYR	42,385	10,326,761

Total Malaysia			$47,902,722

Mexico — 3.2%
Mexican Bonos:
7.75%, 11/13/42	MXN	230,000	$10,883,634
8.50%, 5/31/29	MXN	224,000	11,411,266
8.50%, 11/18/38	MXN	410,469	20,971,212
10.00%, 11/20/36	MXN	22,074	1,279,878

Total Mexico			$44,545,990

Mongolia — 0.1%
Mongolia Government International Bond, 5.625%, 5/1/23(1)	USD	1,623	$1,663,595

Total Mongolia			$1,663,595

Pakistan — 0.3%
Third Pakistan International Sukuk Co., Ltd. (The), 5.625%, 12/5/22(1)	USD	3,429	$3,482,853

Total Pakistan			$3,482,853

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	2,330	$2,405,748

Total Paraguay			$2,405,748

Security	Principal Amount (000’s omitted)		Value
Peru — 1.4%
Peru Government Bond:
5.94%, 2/12/29	PEN	4,380	$1,152,715
6.714%, 2/12/55	PEN	4,100	1,037,726
6.85%, 2/12/42	PEN	19,284	5,018,548
6.90%, 8/12/37	PEN	17,902	4,695,208
6.95%, 8/12/31	PEN	26,763	7,364,298

Total Peru			$19,268,495

Romania — 2.9%
Romanian Government Bond:
3.25%, 6/24/26	RON	57,650	$12,252,721
4.15%, 1/26/28	RON	48,045	10,457,786
4.85%, 4/22/26	RON	32,030	7,245,681
5.80%, 7/26/27	RON	16,020	3,776,634
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	3,273,749
3.624%, 5/26/30(1)	EUR	2,755	3,224,884

Total Romania			$40,231,455

Russia — 1.1%
Russia Government Bond, 7.25%, 5/10/34	RUB	1,332,119	$14,778,410

Total Russia			$14,778,410

Serbia — 4.1%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,114,580	$11,180,611
4.50%, 8/20/32	RSD	3,398,130	34,487,884
5.875%, 2/8/28	RSD	970,810	10,456,717

Total Serbia			$56,125,212

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	786	$843,417

Total Seychelles			$843,417

South Africa — 11.9%
Republic of South Africa:
8.25%, 3/31/32	ZAR	95,739	$5,619,761
8.50%, 1/31/37	ZAR	417,200	23,133,169
8.75%, 1/31/44	ZAR	408,487	22,384,397
8.75%, 2/28/48	ZAR	231,000	12,638,871
9.00%, 1/31/40	ZAR	464,480	26,392,557
10.50%, 12/21/26	ZAR	1,043,230	75,106,434

Total South Africa			$165,275,189

Thailand — 5.4%
Thailand Government Bond:
1.25%, 3/12/28(1)(5)	THB	1,144,734	$34,485,334
1.585%, 12/17/35	THB	528,144	14,158,485
3.30%, 6/17/38	THB	594,751	19,176,818
3.40%, 6/17/36	THB	205,000	6,683,311

Total Thailand			$74,503,948

Security	Principal Amount (000’s omitted)		Value
Turkey — 1.0%
Republic of Turkey, 5.125%, 3/25/22	USD	540	$542,761
Turkey Government Bond:
7.10%, 3/8/23	TRY	70,204	4,659,097
8.00%, 3/12/25	TRY	76,500	4,020,195
10.70%, 8/17/22	TRY	9,380	684,474
12.40%, 3/8/28	TRY	23,227	1,184,869
16.20%, 6/14/23	TRY	36,761	2,641,112

Total Turkey			$13,732,508

Ukraine — 8.8%
Ukraine Government International Bond:
7.75%, 9/1/22(1)	USD	1,709	$1,645,160
9.79%, 5/26/27	UAH	914,377	24,788,413
9.99%, 5/22/24	UAH	589,859	18,685,245
10.00%, 8/23/23	UAH	38,483	1,267,648
11.67%, 11/22/23	UAH	57,092	1,901,295
12.52%, 5/13/26	UAH	166,150	5,167,455
15.84%, 2/26/25	UAH	1,933,360	67,812,940

Total Ukraine			$121,268,156

Uzbekistan — 0.0%(6)
Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	5,020,000	$477,754

Total Uzbekistan			$477,754

Zambia — 1.4%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	160,500	$6,672,308
11.00%, 9/20/26	ZMW	24,080	945,683
11.00%, 12/27/26	ZMW	32,900	1,261,581
12.00%, 3/22/28	ZMW	44,140	1,607,439
12.00%, 5/31/28	ZMW	14,200	509,887
13.00%, 1/25/31	ZMW	28,470	949,675
13.00%, 6/28/31	ZMW	33,980	1,115,668
13.00%, 9/20/31	ZMW	57,150	1,863,206
13.00%, 12/27/31	ZMW	104,630	3,380,461
14.00%, 12/5/31	ZMW	4,800	164,723
15.00%, 2/16/27	ZMW	25,690	1,137,412

Total Zambia			$19,608,043

Total Sovereign Government Bonds (identified cost $1,067,459,364)			$990,137,324

Short-Term Investments — 17.3%

Affiliated Fund — 7.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(7)		103,577,503	$103,567,145

Total Affiliated Fund (identified cost $103,567,145)			$103,567,145

Sovereign Government Securities — 6.4%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.9%
Brazil Letras do Tesouro Nacional:
0.00%, 4/1/22	BRL	32,195	$5,960,256
0.00%, 7/1/22	BRL	32,793	5,892,500

Total Brazil			$11,852,756

Egypt — 2.8%
Egypt Treasury Bill:
0.00%, 2/15/22	EGP	93,575	$5,933,393
0.00%, 3/8/22	EGP	79,325	5,012,072
0.00%, 3/22/22	EGP	189,650	11,925,894
0.00%, 3/29/22	EGP	94,850	5,951,346
0.00%, 5/31/22	EGP	61,100	3,760,091
0.00%, 6/28/22	EGP	105,300	6,419,361

Total Egypt			$39,002,157

Uganda — 2.6%
Uganda Treasury Bill:
0.00%, 2/24/22	UGX	17,464,000	$4,961,515
0.00%, 3/10/22	UGX	14,032,600	3,988,699
0.00%, 3/24/22	UGX	2,825,100	801,070
0.00%, 4/21/22	UGX	1,453,400	410,214
0.00%, 5/5/22	UGX	16,233,200	4,566,872
0.00%, 5/19/22	UGX	26,483,100	7,406,968
0.00%, 6/3/22	UGX	14,151,700	3,951,459
0.00%, 6/16/22	UGX	18,037,600	5,017,233
0.00%, 7/7/22	UGX	15,156,200	4,191,449

Total Uganda			$35,295,479

Uruguay — 0.1%
Uruguay Monetary Regulation Bill, 0.00%, 8/12/22	UYU	90,000	$1,956,446

Total Uruguay			$1,956,446

Total Sovereign Government Securities (identified cost $87,394,676)			$88,106,838

U.S. Treasury Obligations — 3.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 2/10/22 (8)		$15,950	$15,949,889
0.00%, 2/24/22 (8)		10,000	9,999,807
0.00%, 3/3/22 (8)		21,700	21,699,457

Total U.S. Treasury Obligations (identified cost $47,649,022)			$47,649,153

Total Short-Term Investments (identified cost $238,610,843)			$239,323,136

Value
Total Purchased Swaptions — 0.0%(6) (identified cost $192,227)	$3,288

Total Investments — 93.3% (identified cost $1,376,615,161)	$1,291,551,608

Other Assets, Less Liabilities — 6.7%	$92,171,754

Net Assets — 100.0%	$1,383,723,362

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $141,131,957 or 10.2% of the Portfolio’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $6,290,042 or 0.5% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(6)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	59,880,000	2/10/22	$0
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	15,850,000	2/16/22	26
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	15,850,000	2/21/22	905

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	12,150,000	2/23/22	$759
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	15,850,000	2/23/22	1,598

Total					$3,288

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	214,893,169	USD	37,778,765	2/2/22	$2,689,997
BRL	171,100,000	USD	29,925,981	2/2/22	2,295,635
BRL	51,500,000	USD	9,068,386	2/2/22	630,113
BRL	34,300,000	USD	6,016,045	2/2/22	443,344
BRL	123,000,000	USD	22,958,898	2/2/22	204,508
BRL	53,195,000	USD	9,820,011	2/2/22	197,691
BRL	103,600,000	USD	19,337,738	2/2/22	172,252
BRL	79,293,169	USD	14,800,681	2/2/22	131,838
BRL	64,000,000	USD	11,946,093	2/2/22	106,410
BRL	53,195,000	USD	9,929,257	2/2/22	88,445
BRL	35,800,000	USD	6,682,346	2/2/22	59,523
BRL	25,000,000	USD	4,666,443	2/2/22	41,567
BRL	23,500,000	USD	4,386,456	2/2/22	39,073
BRL	17,600,000	USD	3,285,176	2/2/22	29,263
USD	3,267,523	BRL	17,600,000	2/2/22	(46,915)
USD	6,402,359	BRL	34,300,000	2/2/22	(57,029)
USD	9,612,872	BRL	51,500,000	2/2/22	(85,627)
USD	9,929,257	BRL	53,195,000	2/2/22	(88,445)
USD	4,331,196	BRL	23,500,000	2/2/22	(94,333)
USD	14,718,189	BRL	79,293,169	2/2/22	(214,330)
USD	11,814,658	BRL	64,000,000	2/2/22	(237,846)
USD	31,937,134	BRL	171,100,000	2/2/22	(284,482)
USD	4,372,586	BRL	25,000,000	2/2/22	(335,423)
USD	40,111,466	BRL	214,893,169	2/2/22	(357,295)
USD	19,073,921	BRL	103,600,000	2/2/22	(436,070)
USD	6,259,726	BRL	35,800,000	2/2/22	(482,143)
USD	22,651,934	BRL	123,000,000	2/2/22	(511,472)
USD	9,351,816	BRL	53,195,000	2/2/22	(665,886)
INR	530,400,000	USD	7,069,361	2/3/22	37,796
PHP	110,974,000	USD	2,184,528	2/3/22	(7,500)
USD	7,074,273	INR	530,400,000	2/3/22	(32,884)
USD	2,167,461	PHP	110,974,000	2/3/22	(9,567)
RUB	286,700,000	USD	3,908,732	2/8/22	(206,477)
RUB	746,898,190	USD	10,227,909	2/8/22	(582,960)
USD	5,023,658	RUB	375,000,000	2/8/22	181,156
RUB	149,000,000	USD	2,059,015	2/9/22	(135,530)
RUB	215,400,000	USD	2,934,425	2/9/22	(153,763)
RUB	323,112,399	USD	4,410,855	2/9/22	(239,702)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
RUB	387,700,000	USD	5,295,359	2/9/22	$(290,426)
RUB	387,900,000	USD	5,299,419	2/9/22	(291,903)
RUB	1,887,401,617	USD	25,729,289	2/9/22	(1,364,265)
USD	2,365,216	RUB	177,000,000	2/9/22	80,271
INR	541,276,000	USD	7,219,901	2/10/22	28,570
INR	236,091,000	USD	3,148,930	2/10/22	12,672
INR	15,293,100	USD	203,976	2/10/22	821
RUB	209,897,529	USD	2,823,564	2/14/22	(118,171)
RUB	345,690,000	USD	4,649,558	2/14/22	(193,921)
RUB	366,252,471	USD	4,927,722	2/14/22	(207,053)
USD	11,493,753	ZAR	177,090,004	2/16/22	(5,920)
RUB	1,741,930,000	USD	23,396,685	2/17/22	(965,793)
IDR	18,860,200,000	USD	1,311,649	2/23/22	1,048
IDR	21,439,800,000	USD	1,494,896	2/23/22	(2,655)
USD	7,523,552	ZAR	119,547,729	2/23/22	(231,819)
USD	18,362,073	ZAR	291,769,671	2/23/22	(565,781)
ZAR	678,803,585	USD	42,719,454	2/23/22	1,316,292
IDR	7,114,814,639	USD	495,323	2/25/22	(71)
USD	7,605,664	ZAR	121,348,369	2/25/22	(264,293)
USD	18,562,478	ZAR	296,164,336	2/25/22	(645,036)
ZAR	153,831,000	USD	9,497,206	2/25/22	479,387
PEN	14,700,000	USD	3,824,142	2/28/22	(13,320)
RUB	686,667,187	USD	8,770,827	2/28/22	41,130
RUB	25,336,457	USD	323,624	2/28/22	1,518
RUB	38,287,187	USD	490,554	2/28/22	783
USD	205,025	RUB	16,240,198	2/28/22	(3,384)
USD	445,257	RUB	35,255,038	2/28/22	(7,168)
USD	2,011,159	RUB	160,581,002	2/28/22	(49,567)
USD	8,906,528	RUB	711,163,960	2/28/22	(219,795)
MXN	1,426,743,577	USD	66,944,294	3/1/22	1,917,072
USD	5,773,134	MXN	123,039,345	3/1/22	(165,324)
USD	22,481,629	MXN	479,137,475	3/1/22	(643,803)
BRL	217,700,000	USD	37,840,883	3/3/22	2,863,271
BRL	123,000,000	USD	22,494,925	3/3/22	502,829
BRL	64,000,000	USD	11,732,635	3/3/22	233,675
BRL	23,500,000	USD	4,300,939	3/3/22	92,941
BRL	17,600,000	USD	3,244,647	3/3/22	46,089
USD	9,751,836	BRL	53,195,000	3/3/22	(194,225)
INR	386,200,000	USD	5,085,956	3/8/22	71,664
PEN	51,926,750	USD	12,667,069	3/9/22	786,317
PEN	12,650,000	USD	3,085,855	3/9/22	191,557
PEN	8,860,000	USD	2,297,319	3/9/22	(1,835)
USD	16,106,753	PEN	66,027,218	3/9/22	(999,838)
USD	5,638,987	ZAR	90,753,862	3/9/22	(236,717)
USD	5,708,963	ZAR	91,880,049	3/9/22	(239,655)
USD	10,136,237	ZAR	163,132,598	3/9/22	(425,506)
ZAR	46,150,000	USD	2,867,528	3/9/22	120,375
COP	16,614,700,000	USD	4,207,585	3/14/22	(19,276)
COP	9,968,795,727	USD	2,532,382	3/14/22	(19,402)
RUB	230,460,000	USD	3,079,818	3/14/22	(132,964)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,998,756	COP	8,100,000,000	3/14/22	$(43,128)
RUB	189,900,000	USD	2,531,764	3/15/22	(104,145)
RUB	251,700,000	USD	3,358,257	3/15/22	(140,607)
RUB	262,300,000	USD	3,498,332	3/15/22	(145,175)
RUB	640,540,000	USD	8,532,932	3/15/22	(344,481)
USD	17,079,277	RUB	1,282,086,833	3/15/22	689,504
USD	4,197,041	RUB	320,000,000	3/15/22	106,267
CLP	28,517,098,480	USD	33,650,479	3/16/22	1,763,896
COP	180,536,982,465	USD	45,799,483	3/16/22	(299,679)
EUR	1,470,000	USD	1,662,536	3/16/22	(9,534)
EUR	3,248,650	USD	3,674,148	3/16/22	(21,069)
EUR	10,518,605	USD	11,896,299	3/16/22	(68,218)
EUR	28,030,692	USD	31,702,064	3/16/22	(181,793)
EUR	247,002,818	USD	279,354,467	3/16/22	(1,601,935)
RUB	221,400,000	USD	2,947,963	3/16/22	(118,360)
RUB	308,000,000	USD	4,108,529	3/16/22	(172,134)
RUB	366,300,000	USD	4,887,473	3/16/22	(205,975)
RUB	424,683,759	USD	5,660,586	3/16/22	(232,913)
USD	2,425,818	COP	9,602,600,000	3/16/22	5,724
USD	1,992,933	COP	7,888,100,000	3/16/22	4,936
USD	1,858,248	COP	7,362,300,000	3/16/22	2,766
USD	102,881,139	EUR	90,966,618	3/16/22	589,963
USD	39,987,766	EUR	35,356,839	3/16/22	229,307
USD	16,964,653	EUR	15,000,000	3/16/22	97,282
USD	6,224,859	EUR	5,503,967	3/16/22	35,696
USD	5,949,463	EUR	5,260,464	3/16/22	34,117
USD	5,828,605	EUR	5,153,602	3/16/22	33,424
USD	1,298,748	EUR	1,148,342	3/16/22	7,448
USD	795,502	EUR	703,376	3/16/22	4,562
USD	153,922	ZAR	2,493,769	3/16/22	(7,371)
USD	4,392,258	ZAR	71,161,160	3/16/22	(210,326)
USD	28,633,810	ZAR	463,910,671	3/16/22	(1,371,148)
ZAR	12,074,652	USD	745,280	3/16/22	35,688
IDR	58,872,651,503	USD	4,071,978	3/17/22	23,127
IDR	42,249,680,687	USD	2,920,720	3/17/22	18,112
IDR	44,154,489,000	USD	3,053,561	3/17/22	17,768
RUB	189,800,000	USD	2,527,294	3/17/22	(102,154)
RUB	189,900,000	USD	2,530,080	3/17/22	(103,663)
RUB	200,327,810	USD	2,670,836	3/17/22	(111,179)
USD	10,047,501	IDR	145,276,821,190	3/17/22	(57,764)
USD	6,321,656	ZAR	103,738,553	3/18/22	(386,054)
RUB	289,700,000	USD	3,858,314	3/23/22	(162,207)
USD	10,606,607	ZAR	174,091,548	3/25/22	(638,827)
USD	12,523,483	ZAR	205,554,182	3/25/22	(754,278)
ZAR	260,967,322	USD	15,899,554	3/25/22	957,616
USD	11,184,478	RUB	890,759,802	3/28/22	(166,162)
PEN	7,350,000	USD	1,906,120	3/31/22	(4,645)
BRL	103,600,000	USD	18,777,641	4/4/22	420,699
USD	5,892,743	BRL	32,195,000	4/4/22	(73,382)
USD	688,169	ZAR	11,056,814	4/4/22	(25,024)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,186,736	ZAR	19,067,288	4/4/22	$(43,153)
USD	5,741,582	ZAR	92,250,000	4/4/22	(208,780)
USD	8,304,980	ZAR	133,436,110	4/4/22	(301,992)
USD	8,372,185	ZAR	134,009,372	4/6/22	(269,362)
PEN	530,468	USD	132,833	4/11/22	4,281
PEN	340,000	USD	85,085	4/11/22	2,797
PEN	310,000	USD	77,539	4/11/22	2,589
PEN	270,000	USD	67,508	4/11/22	2,280
RUB	318,400,000	USD	4,160,003	4/14/22	(121,627)
RUB	1,110,405,340	USD	14,505,337	4/14/22	(421,686)
USD	176,932	RUB	13,544,402	4/14/22	5,144
IDR	1,454,157,727,509	USD	100,927,105	4/18/22	(74,035)
USD	37,051,972	IDR	533,844,814,013	4/18/22	27,179
USD	14,019,927	IDR	201,999,103,694	4/18/22	10,284
USD	2,111,901	IDR	30,612,000,000	4/18/22	(11,194)
KRW	16,791,000,000	USD	14,068,116	4/21/22	(162,229)
MXN	263,509,531	USD	12,658,260	4/21/22	(59,537)
USD	4,545,512	MXN	94,624,830	4/21/22	21,379
USD	2,399,842	MXN	49,957,994	4/21/22	11,287
CLP	2,947,200,000	USD	3,627,948	4/27/22	8,566
CLP	459,510,000	USD	567,918	4/27/22	(935)
CLP	467,300,000	USD	578,176	4/27/22	(1,580)
PEN	2,200,000	USD	569,285	4/27/22	(1,433)
PEN	9,900,000	USD	2,560,919	4/28/22	(5,812)
INR	530,400,000	USD	6,988,050	5/2/22	38,046
BRL	79,293,169	USD	14,376,875	5/3/22	204,440
BRL	6,200,000	USD	1,111,282	5/3/22	28,843
BRL	6,200,000	USD	1,111,906	5/3/22	28,219
BRL	6,940,000	USD	1,249,775	5/3/22	26,430
BRL	3,900,000	USD	700,451	5/3/22	16,724
PHP	110,974,000	USD	2,149,201	5/3/22	6,115
USD	5,907,584	BRL	32,793,000	7/5/22	(9,759)

					$(1,681,611)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,512,597	PLN	7,000,000	HSBC Bank USA, N.A.	2/4/22	$—	$(15,801)
EUR	2,535,559	PLN	11,700,000	Standard Chartered Bank	2/4/22	—	(18,139)
EUR	3,856,506	PLN	17,800,000	Standard Chartered Bank	2/4/22	—	(28,732)
EUR	13,715,989	USD	15,522,824	Bank of America, N.A.	2/4/22	—	(112,980)
MXN	25,688,000	USD	1,217,415	HSBC Bank USA, N.A.	2/4/22	27,494	—
PLN	2,908,452	EUR	627,770	Bank of America, N.A.	2/4/22	7,355	—
PLN	2,910,000	EUR	628,222	Citibank, N.A.	2/4/22	7,227	—
PLN	2,908,452	EUR	627,611	HSBC Bank USA, N.A.	2/4/22	7,534	—
PLN	19,400,000	EUR	4,189,522	Standard Chartered Bank	2/4/22	46,635	—
PLN	12,373,096	EUR	2,672,317	Standard Chartered Bank	2/4/22	29,419	—
PLN	3,900,000	EUR	842,316	Standard Chartered Bank	2/4/22	9,271	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	21,899,014	EUR	19,350,000	Bank of America, N.A.	2/4/22	$159,388	$—
USD	5,732,502	EUR	5,000,000	Standard Chartered Bank	2/4/22	115,028	—
USD	1,703,907	MXN	35,241,000	Citibank, N.A.	2/4/22	—	(3,967)
USD	2,474,068	UAH	69,170,000	Goldman Sachs International	2/7/22	41,832	—
KES	45,675,000	USD	386,749	Standard Chartered Bank	2/8/22	14,887	—
USD	402,069	KES	45,675,000	Standard Chartered Bank	2/8/22	433	—
USD	16,906,323	THB	563,065,076	Standard Chartered Bank	2/9/22	—	(4,163)
EUR	9,324,192	RON	46,639,983	Standard Chartered Bank	2/10/22	—	(114,369)
USD	6,764,222	THB	224,010,740	Standard Chartered Bank	2/10/22	36,559	—
USD	6,084,335	THB	201,494,924	Standard Chartered Bank	2/10/22	32,885	—
USD	1,614,296	UAH	43,360,000	Bank of America, N.A.	2/10/22	91,920	—
USD	4,009,297	UAH	107,810,000	Goldman Sachs International	2/10/22	224,071	—
USD	1,890,636	UAH	52,900,000	Goldman Sachs International	2/11/22	34,242	—
EUR	4,043,046	HUF	1,460,600,000	Standard Chartered Bank	2/14/22	—	(66,942)
EUR	1,746,465	HUF	650,000,000	Standard Chartered Bank	2/14/22	—	(89,103)
EUR	5,648,403	RON	28,214,000	Standard Chartered Bank	2/14/22	—	(57,978)
HUF	523,000,000	EUR	1,434,046	Bank of America, N.A.	2/14/22	39,315	—
HUF	399,000,000	EUR	1,094,281	Bank of America, N.A.	2/14/22	29,726	—
HUF	3,739,000,000	EUR	10,270,680	Citibank, N.A.	2/14/22	260,298	—
HUF	1,722,100,000	EUR	4,730,446	Citibank, N.A.	2/14/22	119,887	—
HUF	500,500,000	EUR	1,376,461	Citibank, N.A.	2/14/22	33,007	—
HUF	400,400,000	EUR	1,101,266	Citibank, N.A.	2/14/22	26,295	—
HUF	3,541,000,000	EUR	9,705,092	Standard Chartered Bank	2/14/22	270,899	—
HUF	523,000,000	EUR	1,435,447	Standard Chartered Bank	2/14/22	37,741	—
USD	1,996,813	TRY	27,449,000	Standard Chartered Bank	2/14/22	—	(51,039)
USD	1,661,043	TRY	23,100,000	Standard Chartered Bank	2/14/22	—	(62,349)
USD	3,246,257	TRY	45,006,111	Standard Chartered Bank	2/14/22	—	(111,457)
USD	3,894,980	TRY	54,000,000	Standard Chartered Bank	2/14/22	—	(133,730)
USD	4,124,281	ZAR	63,800,000	Standard Chartered Bank	2/17/22	—	(18,106)
USD	21,015,343	ZAR	324,475,282	Standard Chartered Bank	2/17/22	—	(52,089)
ZAR	14,055,484	USD	906,655	BNP Paribas	2/17/22	5,935	—
ZAR	22,600,000	USD	1,405,720	JPMorgan Chase Bank, N.A.	2/17/22	61,646	—
ZAR	49,000,000	USD	3,050,158	Standard Chartered Bank	2/17/22	131,299	—
ZAR	249,747,929	USD	16,175,723	Standard Chartered Bank	2/17/22	39,834	—
ZAR	21,800,000	USD	1,431,411	Standard Chartered Bank	2/17/22	—	(15,987)
CZK	176,200,000	EUR	6,928,484	Standard Chartered Bank	2/18/22	334,732	—
CZK	168,600,000	EUR	6,632,561	Standard Chartered Bank	2/18/22	317,010	—
CZK	59,100,000	EUR	2,325,902	Standard Chartered Bank	2/18/22	110,038	—
CZK	49,400,000	EUR	1,942,361	Standard Chartered Bank	2/18/22	93,994	—
CZK	30,100,000	EUR	1,183,938	Standard Chartered Bank	2/18/22	56,783	—
EUR	2,269,781	CZK	57,000,000	Standard Chartered Bank	2/18/22	—	(76,319)
THB	3,840,453,487	USD	117,556,506	Standard Chartered Bank	2/18/22	—	(2,221,610)
USD	29,527,132	CNH	188,040,000	UBS AG	2/18/22	38,162	—
USD	17,379,124	THB	567,758,599	Standard Chartered Bank	2/18/22	328,435	—
USD	10,292,714	THB	336,252,676	Standard Chartered Bank	2/18/22	194,514	—
USD	2,625,741	THB	87,044,000	Standard Chartered Bank	2/18/22	11,672	—
USD	2,695,418	THB	90,000,000	Standard Chartered Bank	2/18/22	—	(7,425)
USD	2,961,015	THB	99,180,000	Standard Chartered Bank	2/18/22	—	(17,517)
USD	4,726,902	THB	158,000,000	Standard Chartered Bank	2/18/22	—	(18,088)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,373,885	UAH	234,720,000	Goldman Sachs International	2/18/22	$165,822	$—
CZK	37,800,000	EUR	1,478,468	HSBC Bank USA, N.A.	2/22/22	79,766	—
CZK	82,600,000	EUR	3,252,472	Standard Chartered Bank	2/22/22	149,863	—
CZK	58,700,000	EUR	2,310,302	Standard Chartered Bank	2/22/22	107,714	—
CZK	48,900,000	EUR	1,924,352	Standard Chartered Bank	2/22/22	90,005	—
MXN	276,800,000	USD	13,139,697	Bank of America, N.A.	2/22/22	235,468	—
MXN	484,894,270	USD	22,943,441	Standard Chartered Bank	2/22/22	486,982	—
MXN	211,000,000	USD	10,013,852	UBS AG	2/22/22	181,812	—
HUF	671,415,669	EUR	1,801,316	BNP Paribas	2/23/22	92,720	—
HUF	555,600,000	EUR	1,489,836	BNP Paribas	2/23/22	77,583	—
HUF	459,500,000	EUR	1,233,770	HSBC Bank USA, N.A.	2/23/22	62,338	—
HUF	459,900,000	EUR	1,235,345	HSBC Bank USA, N.A.	2/23/22	61,829	—
HUF	306,800,000	EUR	823,692	HSBC Bank USA, N.A.	2/23/22	41,705	—
HUF	1,529,700,000	EUR	4,103,911	Standard Chartered Bank	2/23/22	211,318	—
HUF	299,100,000	EUR	803,994	UBS AG	2/23/22	39,563	—
KES	50,060,000	USD	428,963	ICBC Standard Bank plc	2/23/22	9,883	—
KES	25,050,000	USD	214,469	ICBC Standard Bank plc	2/23/22	5,129	—
USD	7,632,710	UAH	220,280,000	Citibank, N.A.	2/24/22	—	(47,332)
IDR	88,314,995,361	USD	6,149,273	Standard Chartered Bank	2/25/22	—	(1,802)
MYR	148,897,906	USD	35,355,077	Barclays Bank PLC	2/28/22	253,897	—
MYR	136,586,894	USD	32,439,590	Barclays Bank PLC	2/28/22	225,202	—
MYR	62,193,000	USD	14,686,172	Barclays Bank PLC	2/28/22	187,301	—
USD	10,538,053	MYR	44,626,547	Barclays Bank PLC	2/28/22	—	(134,397)
HUF	1,959,138,996	EUR	5,269,032	Bank of America, N.A.	3/1/22	251,466	—
HUF	1,082,629,112	EUR	2,904,880	Bank of America, N.A.	3/1/22	146,617	—
HUF	1,933,200,000	EUR	5,190,151	HSBC Bank USA, N.A.	3/1/22	258,387	—
HUF	2,934,030,126	EUR	7,873,420	Standard Chartered Bank	3/1/22	396,320	—
EUR	3,812,655	HUF	1,394,000,000	UBS AG	3/2/22	—	(106,960)
HUF	1,093,900,000	EUR	2,940,569	Bank of America, N.A.	3/2/22	141,597	—
HUF	629,980,000	EUR	1,695,503	Bank of America, N.A.	3/2/22	79,274	—
HUF	541,600,000	EUR	1,457,196	Bank of America, N.A.	3/2/22	68,653	—
HUF	270,800,000	EUR	728,522	Citibank, N.A.	3/2/22	34,412	—
KES	45,360,000	USD	386,701	Standard Chartered Bank	3/2/22	10,371	—
USD	398,419	KES	45,360,000	Standard Chartered Bank	3/2/22	1,347	—
KES	45,300,000	USD	387,014	Standard Chartered Bank	3/4/22	9,354	—
USD	397,194	KES	45,300,000	Standard Chartered Bank	3/4/22	827	—
MYR	187,241,230	USD	44,056,760	Goldman Sachs International	3/7/22	727,459	—
MYR	29,200,000	USD	6,955,693	Goldman Sachs International	3/7/22	28,341	—
USD	19,904,469	MYR	84,593,993	Goldman Sachs International	3/7/22	—	(328,660)
USD	37,250	ZAR	600,000	Citibank, N.A.	3/7/22	—	(1,607)
USD	353,879	ZAR	5,700,000	Citibank, N.A.	3/7/22	—	(15,264)
USD	391,855	ZAR	6,310,508	Citibank, N.A.	3/7/22	—	(16,826)
USD	415,963	ZAR	6,700,000	Citibank, N.A.	3/7/22	—	(17,942)
USD	4,032,023	ZAR	64,932,530	Citibank, N.A.	3/7/22	—	(173,131)
USD	4,762,579	ZAR	76,697,569	Citibank, N.A.	3/7/22	—	(204,500)
USD	3,428,014	ZAR	55,500,000	HSBC Bank USA, N.A.	3/7/22	—	(166,271)
ZAR	422,500,000	USD	26,235,379	Citibank, N.A.	3/7/22	1,126,520	—
EUR	603,596	PLN	2,800,000	Citibank, N.A.	3/8/22	—	(5,920)
KES	45,810,000	USD	392,444	Standard Chartered Bank	3/8/22	8,025	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	401,877	KES	45,810,000	Standard Chartered Bank	3/8/22	$1,409	$—
PLN	4,500,000	EUR	971,422	HSBC Bank USA, N.A.	3/10/22	7,763	—
CZK	234,900,000	EUR	9,163,804	Citibank, N.A.	3/14/22	493,871	—
CZK	233,900,000	EUR	9,123,532	Citibank, N.A.	3/14/22	493,186	—
EUR	5,122,548	CZK	131,308,627	Citibank, N.A.	3/14/22	—	(276,073)
CZK	162,900,000	EUR	6,389,671	Citibank, N.A.	3/17/22	300,490	—
CZK	154,700,000	EUR	6,066,172	Citibank, N.A.	3/17/22	287,454	—
CZK	460,809,412	EUR	18,086,561	Standard Chartered Bank	3/17/22	837,042	—
PLN	23,952,753	EUR	5,129,025	Citibank, N.A.	3/17/22	83,984	—
PLN	28,600,000	EUR	6,133,738	HSBC Bank USA, N.A.	3/17/22	89,490	—
PLN	17,900,000	EUR	3,835,394	HSBC Bank USA, N.A.	3/17/22	60,006	—
PLN	17,900,000	EUR	3,839,131	HSBC Bank USA, N.A.	3/17/22	55,803	—
PLN	124,200,000	EUR	26,638,070	Standard Chartered Bank	3/17/22	387,109	—
CNH	569,978,617	USD	89,487,019	Goldman Sachs International	3/21/22	—	(280,314)
USD	65,141,104	CNH	414,909,750	Goldman Sachs International	3/21/22	204,051	—
USD	32,375,457	CNH	206,212,235	Goldman Sachs International	3/21/22	101,415	—
KES	22,400,000	USD	191,617	Standard Chartered Bank	4/1/22	3,149	—
USD	193,906	KES	22,400,000	Standard Chartered Bank	4/1/22	—	(860)
MYR	13,640,000	USD	3,259,649	Barclays Bank PLC	4/5/22	1,433	—
EUR	2,875,730	PLN	13,200,000	Standard Chartered Bank	4/11/22	17,648	—
EUR	5,502,770	RON	27,500,000	Barclays Bank PLC	4/11/22	—	(21,542)
EUR	6,511,808	RON	32,546,017	Barclays Bank PLC	4/11/22	—	(26,253)
EUR	1,878,946	RON	9,400,000	UBS AG	4/11/22	—	(9,615)
EUR	3,137,961	RON	15,700,000	UBS AG	4/11/22	—	(16,373)
PLN	3,200,000	EUR	693,994	HSBC Bank USA, N.A.	4/11/22	—	(731)
PLN	2,100,000	EUR	455,514	Standard Chartered Bank	4/11/22	—	(570)
PLN	2,740,000	EUR	596,603	Standard Chartered Bank	4/11/22	—	(3,294)
PLN	20,100,000	EUR	4,358,574	Standard Chartered Bank	4/11/22	—	(3,942)
PLN	6,289,922	EUR	1,370,312	Standard Chartered Bank	4/11/22	—	(8,409)
PLN	39,700,000	EUR	8,614,891	Standard Chartered Bank	4/11/22	—	(14,723)
THB	629,903,871	USD	18,805,346	Standard Chartered Bank	4/11/22	112,425	—
USD	16,809,171	THB	563,040,000	Standard Chartered Bank	4/11/22	—	(100,491)
CZK	110,737,910	EUR	4,480,501	Standard Chartered Bank	4/13/22	31,735	—
CZK	78,900,000	EUR	3,191,492	Standard Chartered Bank	4/13/22	23,549	—
CZK	95,400,000	EUR	3,865,959	Standard Chartered Bank	4/13/22	20,546	—
CZK	82,800,000	EUR	3,358,312	Standard Chartered Bank	4/13/22	14,511	—
PLN	17,400,000	EUR	3,796,825	Standard Chartered Bank	4/13/22	—	(31,102)
PLN	15,790,000	EUR	3,452,631	Standard Chartered Bank	4/13/22	—	(36,239)
PLN	15,790,000	EUR	3,453,638	Standard Chartered Bank	4/13/22	—	(37,372)
PLN	78,520,000	EUR	17,128,348	Standard Chartered Bank	4/13/22	—	(134,309)
PLN	9,800,000	EUR	2,142,742	BNP Paribas	4/20/22	—	(24,299)
PLN	7,900,000	EUR	1,727,535	Goldman Sachs International	4/20/22	—	(19,838)
PLN	27,284,551	EUR	5,965,401	Standard Chartered Bank	4/20/22	—	(67,328)
PLN	75,400,000	EUR	16,486,772	Standard Chartered Bank	4/20/22	—	(187,831)
HUF	4,085,694,766	EUR	11,302,560	Standard Chartered Bank	4/25/22	82,874	—
HUF	526,700,000	EUR	1,456,402	Standard Chartered Bank	4/25/22	11,412	—
HUF	852,150,000	EUR	2,365,006	Standard Chartered Bank	4/25/22	8,684	—
HUF	3,686,950,000	EUR	10,274,431	Standard Chartered Bank	4/25/22	—	(9,584)
MYR	32,050,000	USD	7,635,861	Barclays Bank PLC	4/25/22	20,819	—
USD	7,760,379	CNH	49,506,280	UBS AG	4/25/22	27,990	—
HUF	1,557,661,989	EUR	4,288,223	Citibank, N.A.	4/27/22	53,838	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	1,623,738,011	EUR	4,468,267	Standard Chartered Bank	4/27/22	$58,218	$—
ZAR	62,130,000	USD	4,050,668	Standard Chartered Bank	4/28/22	—	(56,444)
UZS	25,023,292,000	USD	2,190,222	ICBC Standard Bank plc	5/6/22	62,888	—
KES	127,500,000	USD	1,126,524	Standard Chartered Bank	5/11/22	—	(28,240)
USD	1,091,610	KES	127,500,000	Standard Chartered Bank	5/11/22	—	(6,674)
KES	139,764,000	USD	1,228,695	ICBC Standard Bank plc	5/18/22	—	(26,552)
KES	249,600,000	USD	2,187,555	Standard Chartered Bank	5/20/22	—	(41,597)
USD	2,131,694	KES	249,600,000	Standard Chartered Bank	5/20/22	—	(14,265)
KES	253,848,000	USD	2,217,982	Standard Chartered Bank	6/6/22	—	(43,322)
USD	2,152,166	KES	253,848,000	Standard Chartered Bank	6/6/22	—	(22,493)
KES	125,680,000	USD	1,099,563	Goldman Sachs International	6/8/22	—	(23,344)
KES	253,630,000	USD	2,218,015	Standard Chartered Bank	6/8/22	—	(46,139)
USD	1,065,265	KES	125,680,000	Goldman Sachs International	6/8/22	—	(10,953)
USD	2,153,056	KES	253,630,000	Standard Chartered Bank	6/8/22	—	(18,820)
KES	140,000,000	USD	1,217,391	Bank of America, N.A.	6/10/22	—	(19,053)
UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	1,888,367	—

						$15,325,431	$(6,187,490)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/10/22	COP28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$7,151,757	$(244,483)
2/14/22	COP45,075,730	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,417,980	(430,207)
3/14/22	COP41,494,040	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	10,510,714	610
3/14/22	COP43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,934,258	28,549
3/18/22	COP67,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,971,542	211,041
3/18/22	COP68,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	17,452,825	256,225
3/18/22	COP18,500,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,686,172	90,307
3/18/22	COP24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,079,358	61,019
3/18/22	COP73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,618,035	126,565
3/22/22	COP25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,468,893	(14,646)
3/24/22	COP41,360,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	10,476,913	30,006
3/24/22	COP48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	12,158,717	91,956
3/25/22	COP28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,264,833	19,557

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
3/25/22	COP27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$6,984,626	$3,492
3/28/22	COP18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,559,519	(5,581)

					$224,410

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	3/8/22	$(3,416,997)	$46,252
Euro-Bund	(15)	Short	3/8/22	(2,849,800)	78,866
U.S. 5-Year Treasury Note	(13)	Short	3/31/22	(1,549,641)	16,862
U.S. 10-Year Treasury Note	(366)	Short	3/22/22	(46,836,562)	355,697

					$497,677

Centrally Cleared Interest Rate Swaps
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	$(794,743)	$—	$(794,743)
BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(1,011,619)	—	(1,011,619)
BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	1,974,895	—	1,974,895
BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	(530,656)	—	(530,656)
BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	(105,794)	—	(105,794)
BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	(49,894)	—	(49,894)
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	180,397	—	180,397
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	514,496	—	514,496
BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(796,447)	—	(796,447)
BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(1,759,224)	—	(1,759,224)
BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(1,568,951)	—	(1,568,951)
BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	(1,146,452)	—	(1,146,452)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	1,596,923	—	1,596,923
BRL	50,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.47% (pays upon termination)	1/2/25	(1,077,403)	—	(1,077,403)
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	114,495	—	114,495

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	$1,519,743	$—	$1,519,743
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	200,361	—	200,361
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(257,146)	—	(257,146)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(75,147)	—	(75,147)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(451,872)	—	(451,872)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(684,830)	—	(684,830)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(965,405)	—	(965,405)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(453,478)	—	(453,478)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(431,331)	—	(431,331)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(78,036)	—	(78,036)
CLP	4,898,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(653,603)	—	(653,603)
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(85,982)	—	(85,982)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(458,421)	—	(458,421)
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(223,362)	—	(223,362)
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(601,697)	—	(601,697)
CNY	80,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	283,042	—	283,042
CNY	85,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	5/7/26	297,385	—	297,385
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.75% (pays quarterly)	6/4/26	174,613	—	174,613
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	158,063	—	158,063
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	150,934	—	150,934
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	289,800	—	289,800
COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	267,347	—	267,347
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	282,123	—	282,123
COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	356,744	—	356,744
COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	293,223	—	293,223
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	267,864	—	267,864
COP	10,648,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	231,605	—	231,605
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	259,089	—	259,089

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	$135,599	$—	$135,599
COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	395,191	—	395,191
COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	230,330	—	230,330
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	103,954	—	103,954
COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	425,611	—	425,611
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(179,937)	—	(179,937)
COP	25,708,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	589,439	—	589,439
COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	956,317	—	956,317
COP	23,038,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	505,529	—	505,529
COP	24,662,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	525,757	—	525,757
COP	53,708,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	1,372,230	—	1,372,230
COP	21,307,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.18% (pays quarterly)	3/16/27	(34,057)	—	(34,057)
COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	209,777	—	209,777
COP	8,319,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	233,977	—	233,977
COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	149,142	—	149,142
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(701,342)	—	(701,342)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	919,294	—	919,294
CZK	125,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	2/23/26	(559,568)	—	(559,568)
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,285,720)	—	(1,285,720)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.73% (pays annually)	5/6/26	(574,173)	—	(574,173)
CZK	120,500	Receives	6-month CZK PRIBOR (pays semi-annually)	4.10% (pays annually)	3/16/27	3,195	—	3,195
CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(2,947,655)	—	(2,947,655)
CZK	243,250	Pays	6-month CZK PRIBOR (pays semi-annually)	2.47% (pays annually)	10/5/31	(1,019,069)	—	(1,019,069)
CZK	116,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.51% (pays annually)	10/6/31	(469,949)	—	(469,949)
CZK	391,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.75% (pays annually)	10/20/31	1,253,287	—	1,253,287
CZK	388,980	Pays	6-month CZK PRIBOR (pays semi-annually)	2.65% (pays annually)	12/15/31	(1,456,249)	—	(1,456,249)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(165,363)	—	(165,363)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(1,305,844)	—	(1,305,844)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	$2,196,258	$—	$2,196,258
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(839,905)	—	(839,905)
HUF	3,165,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.10% (pays annually)	12/4/25	(1,435,508)	—	(1,435,508)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(932,705)	—	(932,705)
HUF	1,399,700	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	14,067	—	14,067
KRW	93,003,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(423,248)	—	(423,248)
KRW	63,950,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(290,560)	—	(290,560)
KRW	40,588,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(180,730)	—	(180,730)
KRW	18,100,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(211,339)	—	(211,339)
MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	(12,621)	—	(12,621)
MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	(5,853)	—	(5,853)
MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	(7,003)	—	(7,003)
MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	(20,737)	—	(20,737)
MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	(5,117)	—	(5,117)
MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	(7,513)	—	(7,513)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	58,934	(1,576)	57,358
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	456,041	(5,081)	450,960
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	124,845	—	124,845
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	399,263	—	399,263
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	106,074	—	106,074
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	43,604	—	43,604
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(102,638)	—	(102,638)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(66,340)	—	(66,340)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	127,887	—	127,887
MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(1,260,508)	—	(1,260,508)
MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(1,266,010)	—	(1,266,010)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	$(1,479,337)	$—	$(1,479,337)
MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.77% (pays monthly)	2/14/25	(726,038)	—	(726,038)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	13,073	—	13,073
MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(572,627)	—	(572,627)
MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	(1,139,075)	—	(1,139,075)
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,021,719)	—	(1,021,719)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(279,659)	—	(279,659)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(410,051)	—	(410,051)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(301,478)	—	(301,478)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(283,778)	—	(283,778)
MXN	303,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.25% (pays monthly)	11/27/26	(124,968)	—	(124,968)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	172,753	(4,121)	168,632
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	(172,638)	—	(172,638)
MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(74,661)	—	(74,661)
MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(859,220)	—	(859,220)
MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	41,071	(263,014)	(221,943)
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	(75,949)	—	(75,949)
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(61,403)	—	(61,403)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(227,104)	—	(227,104)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(104,237)	—	(104,237)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(83,186)	—	(83,186)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(105,625)	—	(105,625)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	(177,291)	—	(177,291)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(449,964)	—	(449,964)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	(368,371)	—	(368,371)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	$(176,627)	$—	$(176,627)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(114,609)	—	(114,609)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(805,537)	—	(805,537)
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	621,585	—	621,585
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(321,507)	—	(321,507)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(307,824)	—	(307,824)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,349,248)	—	(1,349,248)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,136,244	—	1,136,244
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	1,897,208	—	1,897,208
PLN	16,600	Pays	6-month PLN WIBOR (pays semi-annually)	2.57% (pays annually)	11/2/26	(248,333)	—	(248,333)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,229,969)	—	(1,229,969)
PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	4,011,441	—	4,011,441
PLN	40,200	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	1,399,073	—	1,399,073
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,101,023)	—	(1,101,023)
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	61,924	—	61,924
THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(50,127)	—	(50,127)
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(63,272)	—	(63,272)
THB	449,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	5/5/26	(88,630)	208	(88,422)
THB	550,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	6/8/26	(94,434)	—	(94,434)
THB	370,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	6/21/26	(93,253)	—	(93,253)
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	16,416	—	16,416
THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	119,884	—	119,884
THB	199,227	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	5,590	—	5,590
THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(4,563)	—	(4,563)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	$(21,015)	$—	$(21,015)
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	80,177	—	80,177
ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	376,654	—	376,654
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(506,146)	—	(506,146)
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(119,099)	—	(119,099)
ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	(59,686)	—	(59,686)
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(126,249)	84	(126,165)
ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(97,798)	159	(97,639)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	410,857	—	410,857
ZAR	207,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(216,859)	805	(216,054)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	(15,526)	(688)	(16,214)
ZAR	175,100	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	12/15/26	28,230	—	28,230
ZAR	109,200	Receives	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	3/16/27	(15,541)	—	(15,541)

Total						$(17,013,084)	$(273,224)	$(17,286,308)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,922,985
Bank of America, N.A.	MYR	36,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(217,518)
Bank of America, N.A.	RUB	606,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.20% (pays annually)	8/6/25	(1,099,925)
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	171,815
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	102,514

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	RUB	425,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	9.75% (pays annually)	3/16/27	$22,088
BNP Paribas	MYR	33,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(193,257)
BNP Paribas	MYR	117,113	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(326,659)
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	33,712
Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	158,121
Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(201,765)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	115,070
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	102,743
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	216,514
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	241,125
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	82,220
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	22,239
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	(88,011)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	284,076
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	287,905
Goldman Sachs International	MYR	26,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(151,865)
Goldman Sachs International	MYR	8,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(48,279)
Goldman Sachs International	RUB	252,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.27% (pays annually)	6/17/25	(383,956)
Goldman Sachs International	RUB	430,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.14% (pays annually)	7/24/25	(672,109)
Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.50% (pays annually)	8/25/25	(536,974)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	1,700,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.64% (pays annually)	12/21/25	$(3,194,374)
Goldman Sachs International	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.53% (pays annually)	3/12/26	(350,541)
Goldman Sachs International	RUB	1,174,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.17% (pays annually)	5/5/26	(947,938)
Goldman Sachs International	RUB	1,112,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	9.85% (pays annually)	2/1/27	(16,477)
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	69,263
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	35,029
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	35,059
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	68,230
JPMorgan Chase Bank, N.A.	MYR	112,287	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(314,464)
JPMorgan Chase Bank, N.A.	RUB	775,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.27% (pays annually)	2/24/26	(793,720)
JPMorgan Chase Bank, N.A.	RUB	1,000,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.27% (pays annually)	6/4/26	(765,050)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	282,996
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	614,932
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	29,342
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	34,587
Standard Chartered Bank	MYR	59,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	(334,500)
Standard Chartered Bank	MYR	26,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(160,065)
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	634,151

							$(5,230,731)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	$1,874	1.00% (pays quarterly)(1)	6/20/22	4.13%	$(20,331)	$16,351	$(3,980)

Total	$1,874				$(20,331)	$16,351	$(3,980)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$ 94	1.00% (pays quarterly)(1)	6/20/24	$861	$(1,312)	$(451)

Total				$861	$(1,312)	$(451)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	7.12%	$(35,444)	$10,952	$(24,492)

Total		$1,600				$(35,444)	$10,952	$(24,492)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,474,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)*	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)*	2/25/31	$105,709
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245**	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000**	7/28/23	(4,490,028)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853**	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000**	7/29/23	(11,609,200)

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,128,035 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 26,270 (pays semi-annually)*	2/11/31	$123,234
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 373,122,363 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 12,775 (pays semi-annually)*	2/17/31	64,233
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,463,251,912 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 50,074 (pays semi-annually)*	2/19/31	223,820
JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394**	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000**	8/7/22	(7,610,052)
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	70,443
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	141,412
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	142,472
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 670,247,514 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 22,948 (pays semi-annually)*	2/16/31	114,614
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,841,412 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/16/31	78,001
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,575,388 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/18/31	71,583
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,687,667 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/19/31	69,071

				$(22,504,688)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

**

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives, including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $103,567,145, which represents 7.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$7,541,545	$269,766,931	$(173,739,231)	$(2,100)	$—	$103,567,145	$15,252	103,577,503

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$24,567,031	$—	$24,567,031
Loan Participation Notes	—	—	37,520,829	37,520,829
Sovereign Government Bonds	—	990,137,324	—	990,137,324
Short-Term Investments —
Affiliated Fund	—	103,567,145	—	103,567,145
Sovereign Government Securities	—	88,106,838	—	88,106,838
U.S. Treasury Obligations	—	47,649,153	—	47,649,153
Purchased Interest Rate Swaptions	—	3,288	—	3,288
Total Investments	$—	$1,254,030,779	$37,520,829	$1,291,551,608
Forward Foreign Currency Exchange Contracts	$—	$36,984,829	$—	$36,984,829
Non-deliverable Bond Forward Contracts	—	919,327	—	919,327
Futures Contracts	497,677	—	—	497,677
Swap Contracts	—	38,113,093	—	38,113,093
Total	$497,677	$1,330,048,028	$37,520,829	$1,368,066,534

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(29,528,499)	$—	$(29,528,499)
Non-deliverable Bond Forward Contracts	—	(694,917)	—	(694,917)
Swap Contracts	—	(82,916,510)	—	(82,916,510)
Total	$—	$(113,139,926)	$—	$(113,139,926)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Total
Balance as of October 31, 2021	$39,020,280	$39,020,280
Realized gains (losses)	—	—
Change in net unrealized appreciation (depreciation)	(1,416,606)	(1,416,606)
Cost of purchases	—	—
Proceeds from sales, including return of capital	—	—
Accrued discount (premium)	(82,845)	(82,845)
Transfers to Level 3	—	—
Transfers from Level 3	—	—

Balance as of January 31, 2022	$37,520,829	$37,520,829

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2022	$(1,416,606)	$(1,416,606)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2022:

Type of Investment	Fair Value as of January 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$37,520,829	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	6.65%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.